Insurance and reinsurance contracts - Additional analysis of insurance and reinsurance contract balances by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Insurance
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	$ 138,691	$ 125,133
Insurance service result	(2,595)	(2,258)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	295	233
Other net finance (income) expense	3,859	8,606
Total net finance (income) expense from insurance and reinsurance contracts	4,154	8,839
Total amount recognised in income statement	1,559	6,581
Effect of movements in exchange rates	(1,763)	210
Total amount recognised in comprehensive income	(204)	6,791
Cash flows
Total cash flows	8,058	6,942
Other changes	(293)	(175)
Net closing (assets) liabilities at 31 Dec	146,252	138,691
Insurance | Including JVs and associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	160,626	144,203
Insurance service result	(2,786)	(2,424)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	649	517
Other net finance (income) expense	5,402	10,347
Total net finance (income) expense from insurance and reinsurance contracts	6,051	10,864
Total amount recognised in income statement	3,265	8,440
Effect of movements in exchange rates	(2,395)	(114)
Total amount recognised in comprehensive income	870	8,326
Cash flows
Total cash flows	8,070	8,278
Other changes	(294)	(181)
Net closing (assets) liabilities at 31 Dec	169,272	160,626
Insurance | Including JVs and associates | Mainland China
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	14,833	12,837
Insurance service result	(104)	(98)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	286	227
Other net finance (income) expense	811	692
Total net finance (income) expense from insurance and reinsurance contracts	1,097	919
Total amount recognised in income statement	993	821
Effect of movements in exchange rates	(439)	(259)
Total amount recognised in comprehensive income	554	562
Cash flows
Total cash flows	298	1,434
Net closing (assets) liabilities at 31 Dec	15,685	14,833
Insurance | Including JVs and associates | Hong Kong
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	70,073	62,686
Insurance service result	(971)	(755)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	2	(1)
Other net finance (income) expense	(1,792)	3,646
Total net finance (income) expense from insurance and reinsurance contracts	(1,790)	3,645
Total amount recognised in income statement	(2,761)	2,890
Effect of movements in exchange rates	376	(11)
Total amount recognised in comprehensive income	(2,385)	2,879
Cash flows
Total cash flows	4,907	4,509
Other changes	(1)	(1)
Net closing (assets) liabilities at 31 Dec	72,594	70,073
Insurance | Including JVs and associates | Indonesia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	3,142	3,277
Insurance service result	(213)	(146)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	48	43
Other net finance (income) expense	54	145
Total net finance (income) expense from insurance and reinsurance contracts	102	188
Total amount recognised in income statement	(111)	42
Effect of movements in exchange rates	(134)	46
Total amount recognised in comprehensive income	(245)	88
Cash flows
Total cash flows	(245)	(186)
Other changes	(2)	(37)
Net closing (assets) liabilities at 31 Dec	2,650	3,142
Insurance | Including JVs and associates | Malaysia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	8,394	8,027
Insurance service result	(290)	(254)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	94	100
Other net finance (income) expense	857	498
Total net finance (income) expense from insurance and reinsurance contracts	951	598
Total amount recognised in income statement	661	344
Effect of movements in exchange rates	252	(336)
Total amount recognised in comprehensive income	913	8
Cash flows
Total cash flows	279	364
Other changes	(1)	(5)
Net closing (assets) liabilities at 31 Dec	9,585	8,394
Insurance | Including JVs and associates | Singapore
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	37,419	33,903
Insurance service result	(683)	(598)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	7	6
Other net finance (income) expense	3,672	2,657
Total net finance (income) expense from insurance and reinsurance contracts	3,679	2,663
Total amount recognised in income statement	2,996	2,065
Effect of movements in exchange rates	(1,321)	621
Total amount recognised in comprehensive income	1,675	2,686
Cash flows
Total cash flows	1,170	884
Other changes	(54)	(54)
Net closing (assets) liabilities at 31 Dec	40,210	37,419
Insurance | Including JVs and associates | Growth markets and other
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	26,765	23,473
Insurance service result	(525)	(573)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	212	142
Other net finance (income) expense	1,800	2,709
Total net finance (income) expense from insurance and reinsurance contracts	2,012	2,851
Total amount recognised in income statement	1,487	2,278
Effect of movements in exchange rates	(1,129)	(175)
Total amount recognised in comprehensive income	358	2,103
Cash flows
Total cash flows	1,661	1,273
Other changes	(236)	(84)
Net closing (assets) liabilities at 31 Dec	28,548	26,765
Insurance | Best estimate liabilities (BEL)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	116,163	104,042
Insurance service result	(2,974)	(3,478)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(24)	(43)
Other net finance (income) expense	3,849	8,650
Total net finance (income) expense from insurance and reinsurance contracts	3,825	8,607
Total amount recognised in income statement	851	5,129
Effect of movements in exchange rates	(1,423)	225
Total amount recognised in comprehensive income	(572)	5,354
Cash flows
Total cash flows	8,058	6,942
Other changes	(273)	(175)
Net closing (assets) liabilities at 31 Dec	123,376	116,163
Insurance | Best estimate liabilities (BEL) | Including JVs and associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	135,675	120,735
Insurance service result	(3,010)	(3,645)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	243	158
Other net finance (income) expense	5,367	10,379
Total net finance (income) expense from insurance and reinsurance contracts	5,610	10,537
Total amount recognised in income statement	2,600	6,892
Effect of movements in exchange rates	(2,003)	(49)
Total amount recognised in comprehensive income	597	6,843
Cash flows
Total cash flows	8,070	8,278
Other changes	(274)	(181)
Net closing (assets) liabilities at 31 Dec	144,068	135,675
Insurance | Best estimate liabilities (BEL) | Including JVs and associates | Mainland China
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	13,029
Cash flows
Net closing (assets) liabilities at 31 Dec	14,033	13,029
Insurance | Best estimate liabilities (BEL) | Including JVs and associates | Hong Kong
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	60,761
Cash flows
Net closing (assets) liabilities at 31 Dec	63,056	60,761
Insurance | Best estimate liabilities (BEL) | Including JVs and associates | Indonesia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	2,197
Cash flows
Net closing (assets) liabilities at 31 Dec	1,839	2,197
Insurance | Best estimate liabilities (BEL) | Including JVs and associates | Malaysia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	5,910
Cash flows
Net closing (assets) liabilities at 31 Dec	7,032	5,910
Insurance | Best estimate liabilities (BEL) | Including JVs and associates | Singapore
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	31,770
Cash flows
Net closing (assets) liabilities at 31 Dec	34,235	31,770
Insurance | Best estimate liabilities (BEL) | Including JVs and associates | Growth markets and other
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	22,008
Cash flows
Net closing (assets) liabilities at 31 Dec	23,873	22,008
Insurance | Risk adjustment for non-financial risk (RA)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	2,344	1,923
Insurance service result	111	402
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	49	47
Other net finance (income) expense	3	(32)
Total net finance (income) expense from insurance and reinsurance contracts	52	15
Total amount recognised in income statement	163	417
Effect of movements in exchange rates	(41)	4
Total amount recognised in comprehensive income	122	421
Cash flows
Other changes	(20)
Net closing (assets) liabilities at 31 Dec	2,446	2,344
Insurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	2,599	2,164
Insurance service result	124	405
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	56	52
Other net finance (income) expense	28	(20)
Total net finance (income) expense from insurance and reinsurance contracts	84	32
Total amount recognised in income statement	208	437
Effect of movements in exchange rates	(44)	(2)
Total amount recognised in comprehensive income	164	435
Cash flows
Other changes	(20)
Net closing (assets) liabilities at 31 Dec	2,743	2,599
Insurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates | Mainland China
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	152
Cash flows
Net closing (assets) liabilities at 31 Dec	168	152
Insurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates | Hong Kong
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	776
Cash flows
Net closing (assets) liabilities at 31 Dec	698	776
Insurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates | Indonesia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	206
Cash flows
Net closing (assets) liabilities at 31 Dec	189	206
Insurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates | Malaysia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	357
Cash flows
Net closing (assets) liabilities at 31 Dec	418	357
Insurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates | Singapore
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	687
Cash flows
Net closing (assets) liabilities at 31 Dec	815	687
Insurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates | Growth markets and other
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	421
Cash flows
Net closing (assets) liabilities at 31 Dec	455	421
Insurance | Contractual service margin (CSM)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	20,184	19,168
Insurance service result	268	818
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	270	229
Other net finance (income) expense	7	(12)
Total net finance (income) expense from insurance and reinsurance contracts	277	217
Total amount recognised in income statement	545	1,035
Effect of movements in exchange rates	(299)	(19)
Total amount recognised in comprehensive income	246	1,016
Cash flows
Net closing (assets) liabilities at 31 Dec	20,430	20,184
Insurance | Contractual service margin (CSM) | Including JVs and associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	22,352	21,304
Insurance service result	100	816
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	350	307
Other net finance (income) expense	7	(12)
Total net finance (income) expense from insurance and reinsurance contracts	357	295
Total amount recognised in income statement	457	1,111
Effect of movements in exchange rates	(348)	(63)
Total amount recognised in comprehensive income	109	1,048
Cash flows
Net closing (assets) liabilities at 31 Dec	22,461	22,352
Insurance | Contractual service margin (CSM) | Including JVs and associates | Mainland China
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	1,652
Cash flows
Net closing (assets) liabilities at 31 Dec	1,484	1,652
Insurance | Contractual service margin (CSM) | Including JVs and associates | Hong Kong
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	8,536
Cash flows
Net closing (assets) liabilities at 31 Dec	8,840	8,536
Insurance | Contractual service margin (CSM) | Including JVs and associates | Indonesia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	739
Cash flows
Net closing (assets) liabilities at 31 Dec	622	739
Insurance | Contractual service margin (CSM) | Including JVs and associates | Malaysia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	2,127
Cash flows
Net closing (assets) liabilities at 31 Dec	2,135	2,127
Insurance | Contractual service margin (CSM) | Including JVs and associates | Singapore
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	4,962
Cash flows
Net closing (assets) liabilities at 31 Dec	5,160	4,962
Insurance | Contractual service margin (CSM) | Including JVs and associates | Growth markets and other
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	4,336
Cash flows
Net closing (assets) liabilities at 31 Dec	4,220	4,336
Reinsurance
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(1,275)	(681)
Insurance service result	302	171
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(109)	(45)
Other net finance (income) expense	447	(146)
Total net finance (income) expense from insurance and reinsurance contracts	338	(191)
Total amount recognised in income statement	640	(20)
Effect of movements in exchange rates	9
Total amount recognised in comprehensive income	649	(20)
Cash flows
Total cash flows	(2,225)	(574)
Other changes	(3)
Net closing (assets) liabilities at 31 Dec	(2,854)	(1,275)
Reinsurance | Including JVs and associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(1,390)	(800)
Insurance service result	306	189
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(116)	(53)
Other net finance (income) expense	443	(146)
Total net finance (income) expense from insurance and reinsurance contracts	327	(199)
Total amount recognised in income statement	633	(10)
Effect of movements in exchange rates	10	3
Total amount recognised in comprehensive income	643	(7)
Cash flows
Total cash flows	(2,248)	(583)
Other changes	(3)
Net closing (assets) liabilities at 31 Dec	(2,998)	(1,390)
Reinsurance | Including JVs and associates | Mainland China
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(21)	(22)
Insurance service result	5	8
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(1)	(1)
Other net finance (income) expense	1
Total net finance (income) expense from insurance and reinsurance contracts		(1)
Total amount recognised in income statement	5	7
Effect of movements in exchange rates	2	3
Total amount recognised in comprehensive income	7	10
Cash flows
Total cash flows	(8)	(9)
Net closing (assets) liabilities at 31 Dec	(22)	(21)
Reinsurance | Including JVs and associates | Hong Kong
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(1,389)	(923)
Insurance service result	279	135
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(79)	(38)
Other net finance (income) expense	472	(154)
Total net finance (income) expense from insurance and reinsurance contracts	393	(192)
Total amount recognised in income statement	672	(57)
Effect of movements in exchange rates	(11)	(2)
Total amount recognised in comprehensive income	661	(59)
Cash flows
Total cash flows	(1,314)	(407)
Net closing (assets) liabilities at 31 Dec	(2,042)	(1,389)
Reinsurance | Including JVs and associates | Indonesia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	9	5
Insurance service result	8	2
Net finance (income) expense from insurance and reinsurance contracts
Other net finance (income) expense	(1)	(6)
Total net finance (income) expense from insurance and reinsurance contracts	(1)	(6)
Total amount recognised in income statement	7	(4)
Effect of movements in exchange rates	(1)	(1)
Total amount recognised in comprehensive income	6	(5)
Cash flows
Total cash flows		9
Net closing (assets) liabilities at 31 Dec	15	9
Reinsurance | Including JVs and associates | Malaysia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	25	22
Insurance service result	12	9
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	1	1
Total net finance (income) expense from insurance and reinsurance contracts	1	1
Total amount recognised in income statement	13	10
Effect of movements in exchange rates	1	(1)
Total amount recognised in comprehensive income	14	9
Cash flows
Total cash flows	(22)	(6)
Net closing (assets) liabilities at 31 Dec	17	25
Reinsurance | Including JVs and associates | Singapore
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	6	178
Insurance service result	(11)	17
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(32)	(8)
Other net finance (income) expense	(23)	1
Total net finance (income) expense from insurance and reinsurance contracts	(55)	(7)
Total amount recognised in income statement	(66)	10
Effect of movements in exchange rates	18	(1)
Total amount recognised in comprehensive income	(48)	9
Cash flows
Total cash flows	(875)	(181)
Net closing (assets) liabilities at 31 Dec	(917)	6
Reinsurance | Including JVs and associates | Growth markets and other
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(20)	(60)
Insurance service result	13	18
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(5)	(7)
Other net finance (income) expense	(6)	13
Total net finance (income) expense from insurance and reinsurance contracts	(11)	6
Total amount recognised in income statement	2	24
Effect of movements in exchange rates	1	5
Total amount recognised in comprehensive income	3	29
Cash flows
Total cash flows	(29)	11
Other changes	(3)
Net closing (assets) liabilities at 31 Dec	(49)	(20)
Reinsurance | Best estimate liabilities (BEL)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	7	654
Insurance service result	(357)	76
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(73)	6
Other net finance (income) expense	435	(156)
Total net finance (income) expense from insurance and reinsurance contracts	362	(150)
Total amount recognised in income statement	5	(74)
Effect of movements in exchange rates	15	1
Total amount recognised in comprehensive income	20	(73)
Cash flows
Total cash flows	(2,225)	(574)
Other changes	(3)
Net closing (assets) liabilities at 31 Dec	(2,201)	7
Reinsurance | Best estimate liabilities (BEL) | Including JVs and associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(93)	541
Insurance service result	(348)	105
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(80)	(3)
Other net finance (income) expense	432	(155)
Total net finance (income) expense from insurance and reinsurance contracts	352	(158)
Total amount recognised in income statement	4	(53)
Effect of movements in exchange rates	18	2
Total amount recognised in comprehensive income	22	(51)
Cash flows
Total cash flows	(2,248)	(583)
Other changes	(3)
Net closing (assets) liabilities at 31 Dec	(2,322)	(93)
Reinsurance | Best estimate liabilities (BEL) | Including JVs and associates | Mainland China
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	4
Cash flows
Net closing (assets) liabilities at 31 Dec	3	4
Reinsurance | Best estimate liabilities (BEL) | Including JVs and associates | Hong Kong
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(44)
Cash flows
Net closing (assets) liabilities at 31 Dec	(1,220)	(44)
Reinsurance | Best estimate liabilities (BEL) | Including JVs and associates | Indonesia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	22
Cash flows
Net closing (assets) liabilities at 31 Dec	11	22
Reinsurance | Best estimate liabilities (BEL) | Including JVs and associates | Malaysia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	26
Cash flows
Net closing (assets) liabilities at 31 Dec	15	26
Reinsurance | Best estimate liabilities (BEL) | Including JVs and associates | Singapore
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(146)
Cash flows
Net closing (assets) liabilities at 31 Dec	(1,169)	(146)
Reinsurance | Best estimate liabilities (BEL) | Including JVs and associates | Growth markets and other
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	45
Cash flows
Net closing (assets) liabilities at 31 Dec	38	45
Reinsurance | Risk adjustment for non-financial risk (RA)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	63	(5)
Insurance service result	(205)	62
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(6)	(2)
Other net finance (income) expense	5	10
Total net finance (income) expense from insurance and reinsurance contracts	(1)	8
Total amount recognised in income statement	(206)	70
Effect of movements in exchange rates		(2)
Total amount recognised in comprehensive income	(206)	68
Cash flows
Net closing (assets) liabilities at 31 Dec	(143)	63
Reinsurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	43	(26)
Insurance service result	(214)	64
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(7)	(3)
Other net finance (income) expense	3	9
Total net finance (income) expense from insurance and reinsurance contracts	(4)	6
Total amount recognised in income statement	(218)	70
Effect of movements in exchange rates		(1)
Total amount recognised in comprehensive income	(218)	69
Cash flows
Net closing (assets) liabilities at 31 Dec	(175)	43
Reinsurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates | Mainland China
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(3)
Cash flows
Net closing (assets) liabilities at 31 Dec	(3)	(3)
Reinsurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates | Hong Kong
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	84
Cash flows
Net closing (assets) liabilities at 31 Dec	(84)	84
Reinsurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates | Indonesia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(7)
Cash flows
Net closing (assets) liabilities at 31 Dec	(8)	(7)
Reinsurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates | Malaysia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(7)
Cash flows
Net closing (assets) liabilities at 31 Dec	(12)	(7)
Reinsurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates | Singapore
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	3
Cash flows
Net closing (assets) liabilities at 31 Dec	(15)	3
Reinsurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates | Growth markets and other
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(27)
Cash flows
Net closing (assets) liabilities at 31 Dec	(53)	(27)
Reinsurance | Contractual service margin (CSM)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(1,345)	(1,330)
Insurance service result	864	33
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(30)	(49)
Other net finance (income) expense	7
Total net finance (income) expense from insurance and reinsurance contracts	(23)	(49)
Total amount recognised in income statement	841	(16)
Effect of movements in exchange rates	(6)	1
Total amount recognised in comprehensive income	835	(15)
Cash flows
Net closing (assets) liabilities at 31 Dec	(510)	(1,345)
Reinsurance | Contractual service margin (CSM) | Including JVs and associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(1,340)	(1,315)
Insurance service result	868	20
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(29)	(47)
Other net finance (income) expense	8
Total net finance (income) expense from insurance and reinsurance contracts	(21)	(47)
Total amount recognised in income statement	847	(27)
Effect of movements in exchange rates	(8)	2
Total amount recognised in comprehensive income	839	(25)
Cash flows
Net closing (assets) liabilities at 31 Dec	(501)	(1,340)
Reinsurance | Contractual service margin (CSM) | Including JVs and associates | Mainland China
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(22)
Cash flows
Net closing (assets) liabilities at 31 Dec	(22)	(22)
Reinsurance | Contractual service margin (CSM) | Including JVs and associates | Hong Kong
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(1,429)
Cash flows
Net closing (assets) liabilities at 31 Dec	(738)	(1,429)
Reinsurance | Contractual service margin (CSM) | Including JVs and associates | Indonesia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(6)
Cash flows
Net closing (assets) liabilities at 31 Dec	12	(6)
Reinsurance | Contractual service margin (CSM) | Including JVs and associates | Malaysia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	6
Cash flows
Net closing (assets) liabilities at 31 Dec	14	6
Reinsurance | Contractual service margin (CSM) | Including JVs and associates | Singapore
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	149
Cash flows
Net closing (assets) liabilities at 31 Dec	267	149
Reinsurance | Contractual service margin (CSM) | Including JVs and associates | Growth markets and other
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening (assets) liabilities at 1 Jan	(38)
Cash flows
Net closing (assets) liabilities at 31 Dec	$ (34)	$ (38)